OPERATING SEGMENTS - Information about Profit and Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Revenue	$ 1,612.2	$ 1,798.5
Cost of sales excluding DDA (i)	(782.8)	(1,010.0)
Gross margin excluding depletion, depreciation and amortization	829.4	788.5
Depletion, depreciation and amortization	(471.7)	(438.3)
(Impairment) reversal of impairment of mining properties and goodwill	0.0	(149.0)
(Impairment) reversal of impairment of mining properties and goodwill		(104.0)
Mine operating earnings	357.7	201.2
Other expenses	(47.4)	(377.9)
Earnings (loss) before income taxes	310.3	(176.7)
Income tax (expense) recovery	84.7	121.0
Net earnings (loss)	225.6	(297.7)
General and administrative expense	79.4	91.8
Expense arising from exploration for and evaluation of mineral resources	10.3	13.0
Share of (loss) earnings of associate	(16.3)	5.5
Finance costs	144.2	137.4
Other operating income (expenses), net	222.4	9.3
Other income (costs), net	(19.6)	2.5
Reversal/(Impairment) of non-operating mining properties	0.0	153.0
Impairment of mining properties and goodwill, net (Note 13)	0.0	149.0
Revenue (Note 8)	1,612.2	1,798.5
Canadian Malartic Corporation [Member]
Disclosure of products and services [line items]
Revenue	460.5	447.6
Revenue (Note 8)	460.5	447.6
Jacobina Mineração e Comércio Ltda.
Disclosure of products and services [line items]
Revenue	224.0	179.4
Revenue (Note 8)	224.0	179.4
Cerro Moro
Disclosure of products and services [line items]
Revenue	299.6	126.8
Revenue (Note 8)	299.6	126.8
El Peñón
Disclosure of products and services [line items]
Revenue	297.0	253.6
Revenue (Note 8)	297.0	253.6
Minera Florida
Disclosure of products and services [line items]
Revenue	103.8	102.6
Revenue (Note 8)	103.8	102.6
Other mines (ii)
Disclosure of products and services [line items]
Revenue	227.3	688.5
Revenue (Note 8)	227.3	688.5
Operating segments | Canadian Malartic Corporation [Member]
Disclosure of products and services [line items]
Cost of sales excluding DDA (i)	(198.9)	(200.4)
Gross margin excluding depletion, depreciation and amortization	261.6	247.2
Depletion, depreciation and amortization	(135.4)	(137.8)
(Impairment) reversal of impairment of mining properties and goodwill		(45.0)
Mine operating earnings	126.2	64.4
Operating segments | Jacobina Mineração e Comércio Ltda.
Disclosure of products and services [line items]
Cost of sales excluding DDA (i)	(94.9)	(95.7)
Gross margin excluding depletion, depreciation and amortization	129.1	83.7
Depletion, depreciation and amortization	(56.7)	(41.4)
(Impairment) reversal of impairment of mining properties and goodwill		150.0
Mine operating earnings	72.4	192.3
Operating segments | Cerro Moro
Disclosure of products and services [line items]
Cost of sales excluding DDA (i)	(153.8)	(66.1)
Gross margin excluding depletion, depreciation and amortization	145.8	60.7
Depletion, depreciation and amortization	(121.7)	(49.1)
(Impairment) reversal of impairment of mining properties and goodwill		0.0
Mine operating earnings	24.1	11.6
Operating segments | El Peñón
Disclosure of products and services [line items]
Cost of sales excluding DDA (i)	(153.4)	(171.0)
Gross margin excluding depletion, depreciation and amortization	143.6	82.6
Depletion, depreciation and amortization	(102.0)	(92.9)
(Impairment) reversal of impairment of mining properties and goodwill		0.0
Mine operating earnings	41.6	(10.3)
Operating segments | Minera Florida
Disclosure of products and services [line items]
Cost of sales excluding DDA (i)	(70.6)	(74.7)
Gross margin excluding depletion, depreciation and amortization	33.2	27.9
Depletion, depreciation and amortization	(35.7)	(39.2)
(Impairment) reversal of impairment of mining properties and goodwill		(151.0)
Mine operating earnings	(2.5)	(162.3)
Operating segments | Other mines (ii)
Disclosure of products and services [line items]
Cost of sales excluding DDA (i)	(111.2)	(402.1)
Gross margin excluding depletion, depreciation and amortization	116.1	286.4
Depletion, depreciation and amortization	(11.9)	(69.9)
(Impairment) reversal of impairment of mining properties and goodwill		(103.0)
Mine operating earnings	104.2	113.5
Operating segments | Corporate and other
Disclosure of products and services [line items]
Revenue	0.0	0.0
Cost of sales excluding DDA (i)	0.0	0.0
Gross margin excluding depletion, depreciation and amortization	0.0	0.0
Depletion, depreciation and amortization	(8.3)	(8.0)
(Impairment) reversal of impairment of mining properties and goodwill		0.0
Mine operating earnings	(8.3)	(8.0)
Revenue (Note 8)	$ 0.0	$ 0.0